Debt and Capital Structure - Schedule of Short-Term Borrowings (Detail) - CAD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Uncommitted demand facilities	$ 0	$ 0
Short-Term Borrowings	48	121
WRB Refining LP
Disclosure of detailed information about borrowings [line items]
Uncommitted demand facilities	48	121
Sunrise Oil Sands Partnership
Disclosure of detailed information about borrowings [line items]
Uncommitted demand facilities	$ 0	$ 0